Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years	12 Months Ended
Dec. 31, 2020
Cementos Pacasmayo S.A.A. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2016-2020
Value-added tax	Dec. 2016-2020
Cementos Selva S.A. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2016-2020
Value-added tax	Dec. 2016-2020
Distribuidora Norte Pacasmayo S.R.L. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2016-2020
Value-added tax	Dec. 2016-2020
Empresa de Transmisión Guadalupe S.A.C. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2016-2020
Value-added tax	Dec. 2016-2020
Salmueras Sudamericanas S.A. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2016-2020
Value-added tax	Dec. 2016-2020
Calizas del Norte S.A.C. (in liquidation) [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2016-2020
Value-added tax	Dec. 2016-2020
Soluciones Takay S.A.C. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2019-2020
Value-added tax	May to Dec. 2019-2020